Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income	$ 16,935	$ 21,430
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	170	13
Depreciation expense	17,572	17,006
Amortization of intangibles	4,060	1,296
Amortization of grants	(57)	(59)
Share compensation expense	5,853	4,137
Deferred taxes	(5,702)	(2,296)
Changes in assets and liabilities:
(Increase)/decrease in accounts receivable	(29,435)	3,949
Decrease/(increase) in unbilled revenue	12,245	(42,576)
Decrease/(increase) in other receivables	1,299	(4,831)
Decrease/(increase) in prepayments and other current assets	2,814	(1,188)
Increase in other non current assets	(517)	(185)
Increase/(decrease) in payments on account	45,871	(316)
(Decrease)/increase in other current liabilities	(3,129)	1,537
Decrease in other non current liabilities	(52)	(191)
Decrease in income taxes receivable	1,371	314
Increase/(decrease) in accounts payable	2,868	(9,699)
Net cash provided by/(used in) operating activities	72,166	(11,659)
Cash flows from investing activities:
Purchase of property, plant and equipment	(15,785)	(13,097)
Purchase of subsidiary undertakings	(51,563)	(33,227)
Cash acquired with subsidiary undertakings	2,899	6,335
Purchase of short term investments	(63,492)	(40,000)
Sale of short term investments	45,688
Net cash used in investing activities	(82,253)	(79,989)
Cash flows from financing activities:
Proceeds from exercise of share options	3,143	2,358
Share issuance costs	(14)	(66)
Tax benefit from the exercise of share options	940	285
Repurchase of ordinary shares	(15,605)
Share repurchase costs	(190)
Drawdown of bank credit lines and loan facilities	20,000
Repayment of bank credit lines and loan facilities	(20,000)
Net cash provided by financing activities	(11,726)	2,577
Effect of exchange rate movements on cash	(2,502)	8,929
Net decrease in cash and cash equivalents	(24,315)	(80,142)
Cash and cash equivalents at beginning of period	119,237	255,706
Cash and cash equivalents at end of period	$ 94,922	$ 175,564